Note 5 - Loans Receivable, Net - Commercial Real Estate Loans (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Loans receivable		$ 560,794	$ 472,819
Commercial Real Estate Portfolio Segment [Member]
Loans receivable		$ 299,080	$ 247,353
Percent of Total		100.00%	100.00%
Commercial Real Estate Portfolio Segment [Member] | Alabama [Member]
Loans receivable		$ 1,902	$ 2,056
Percent of Total		0.70%	0.80%
Commercial Real Estate Portfolio Segment [Member] | Florida [Member]
Loans receivable		$ 3,781	$ 3,738
Percent of Total		1.30%	1.50%
Commercial Real Estate Portfolio Segment [Member] | Idaho [Member]
Loans receivable		$ 3,529	$ 3,678
Percent of Total		1.20%	1.50%
Commercial Real Estate Portfolio Segment [Member] | Indiana [Member]
Loans receivable		$ 2,189	$ 4,608
Percent of Total		0.70%	1.90%
Commercial Real Estate Portfolio Segment [Member] | Iowa [Member]
Loans receivable		$ 1,973	$ 1,106
Percent of Total		0.70%	0.40%
Commercial Real Estate Portfolio Segment [Member] | Minnesota [Member]
Loans receivable		$ 213,983	$ 184,670
Percent of Total		71.50%	74.70%
Commercial Real Estate Portfolio Segment [Member] | North Carolina [Member]
Loans receivable		$ 2,926	$ 4,203
Percent of Total		1.00%	1.70%
Commercial Real Estate Portfolio Segment [Member] | North Dakota [Member]
Loans receivable		$ 8,447	$ 7,979
Percent of Total		2.80%	3.20%
Commercial Real Estate Portfolio Segment [Member] | Tennessee [Member]
Loans receivable		$ 1,036	$ 260
Percent of Total		0.30%	0.10%
Commercial Real Estate Portfolio Segment [Member] | Wisconsin [Member]
Loans receivable		$ 57,512	$ 31,918
Percent of Total		19.20%	12.90%
Commercial Real Estate Portfolio Segment [Member] | Other States [Member]
Loans receivable	[1]	$ 1,802	$ 3,137
Percent of Total	[1]	0.60%	1.30%

[1]	Amounts under one million dollars in both years are included in "Other states".